Nature of operations and going concern	12 Months Ended
Dec. 31, 2024
Disclosure of information about nature of operations [Abstract]
Nature of operations and going concern [Text Block]

1) Nature of operations and going concern

Largo Inc. ("the Company") is a producer and supplier of high-quality vanadium products, which are sourced from one of the world's high-grade vanadium deposits at the Company's Maracás Menchen Mine located in Brazil. The Company is also focused on the ramp up of its ilmenite concentrate plant and has signed binding agreements to complete a transaction for its U.S.-based clean energy business, including its vanadium flow battery technology. Refer to note 6. While the Company's Maracás Menchen Mine is producing vanadium products, future changes in market conditions and feasibility estimates could result in the Company's mineral resources not being economically recoverable.

The Company is a corporation governed by the Business Corporations Act (Ontario) and domiciled in Canada whose shares are listed on the Toronto Stock Exchange ("TSX") and on the Nasdaq Stock Market ("Nasdaq"). The head office, principal address and records office of the Company are located at 100 King Street West, Suite 1600, Toronto, Ontario, Canada M5X 1G5.

These consolidated financial statements have been prepared on a going concern basis. The going concern basis of presentation assumes the Company will continue in operation for the foreseeable future and can realize its assets and discharge its liabilities in the normal course of business. In making the assessment that the Company is a going concern, management has taken into account all available information about the future, which is at least, but not limited to, 12 months from December 31, 2024.

The Company incurred a net loss of $50,565 for the year ended December 31, 2024 (year ended December 31, 2023 - $32,358) and had a working capital deficit (current assets less current liabilities) of $20,972 (December 31, 2023 - surplus of $94,668), which includes $74,780 in debt maturing within the next twelve months. The Company has experienced declining operating results and cash flows over the course of the last year as a result of declining vanadium prices and increased costs. Since December 31, 2023, vanadium prices have declined by over 15%, which has a significant impact on the Company's cashflows. The Company has implemented changes to address underlying operating issues and during 2024, announced a number of initiatives at its Maracás Menchen Mine that the Company believes will reduce its operating costs and are required in order to generate positive cash flows from operating activities. There can be no assurance that these initiatives will be successful.

The Company will require additional sources of capital to repay its liabilities and fund operations. The Company is actively pursuing various alternatives to increase its liquidity and capital resources, including refinancing of its existing debt facilities and obtaining additional debt facilities, which could be provided by banks, private capital providers and/or institutional investors. There can be no assurance that the Company will be able to secure additional funding on terms acceptable to the Company, or at all, or be able to successfully implement strategic alternatives.

Due to material uncertainties surrounding future vanadium prices, the Company achieving positive cash flows from operating activities within the next twelve months if current vanadium prices persist or decline, and the Company's ability to raise additional financing to satisfy the repayment of debt maturing within the next twelve months, it is not possible to predict the success of the Company's efforts in this regard. These factors indicate the existence of material uncertainties that cast substantial doubt about the Company's ability to continue as a going concern.

These consolidated financial statements do not include the adjustments to the amounts and classification of assets and liabilities that would be necessary should the Company be unable to continue as a going concern. These adjustments may be material.